Long-Term Investments - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Jiayibingding (Beijing) E-commerce Limited ("JYBD") [Member]
Schedule of Investments [Line Items]
Credit Impairment Loss	¥ 352,742